Right-of-use Assets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025
Exploitation equipment and facilities [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Aggregate Lease Term Lease	7 years
Equipment for natural gas compression and power generation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Aggregate Lease Term Lease	6 years
Regasification and gas liquefaction equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Aggregate Lease Term Lease	4 years
Vessels and barges for hydrocarbon transportation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Aggregate Lease Term Lease	3 years
Truck fleets [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Aggregate Lease Term Lease	3 years
Gas stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Aggregate Lease Term Lease	10 years
Reservoirs and installations for the underground storage of natural gas [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Aggregate Lease Term Lease	4 years
Permits for the use of ports and land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Aggregate Lease Term Lease	7 years